Right-of-use-assets - Summary of Breakdown of Right-of-use Assets Based on Geographical Location (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 49,013	€ 54,718	€ 55,798
United States of America [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,643	18,661
Italy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,671	11,743
Spain [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,382	4,179
United Kingdom [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	9,274	11,119
China [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,484	2,881
Other countries [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 4,559	€ 6,135